Condensed Financial Information of the Parent Company (Schedule of Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 484,101	$ 74,405	¥ 1,085,236	$ 166,798	¥ 2,101,217	¥ 1,457,722
Prepayments and other current assets	939,463	144,393	1,632,329
Total current assets	5,089,303	782,212	7,521,154
Intangible assets	460,634	70,798	592,267
Total assets	6,657,805	1,023,287	9,171,654
Current liabilities
Accrued expenses and other current liabilities	373,690	57,435	589,288
Total current liabilities	2,921,296	448,996	4,526,999
Non-current liabilities
Total non-current liabilities	42,481	6,529	54,928
Total liabilities	2,963,777	455,525	4,581,927
Equity
Ordinary shares	¥ 248	$ 38	¥ 242
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	388,918,015	388,918,015	379,470,757	379,470,757
Ordinary shares, shares outstanding	388,918,015	388,918,015	379,470,757	379,470,757
Less: Treasury stock	¥ (185,419)	$ (28,498)	¥ (19,708)
Additional paid-in capital	9,013,793	1,385,395	8,855,991
Accumulated other comprehensive income	272,386	41,865	400,925
Accumulated deficit	(5,505,897)	(846,241)	(4,738,593)		(2,331,399)
Total Tuniu Corporation shareholders' equity	3,595,111	552,559	4,498,857
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,657,805	$ 1,023,287	¥ 9,171,654
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,544,515	371,544,515	362,097,257	362,097,257
Ordinary shares, shares outstanding	371,544,515	371,544,515	362,097,257	362,097,257
Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents	¥ 293	$ 45	¥ 3,428	$ 527	¥ 1,090,097	¥ 1,323,280
Amounts due from subsidiaries and Affiliated Entities	7,035,131	1,081,280	7,436,798
Prepayments and other current assets	570	88	1,007
Total current assets	7,035,994	1,081,413	7,441,233
Intangible assets	343,583	52,808	475,626
Total assets	7,379,577	1,134,221	7,916,859
Current liabilities
Accrued expenses and other current liabilities	8,232	1,265	8,662
Total current liabilities	8,232	1,265	8,662
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	3,776,234	580,397	3,409,340
Total non-current liabilities	3,776,234	580,397	3,409,340
Total liabilities	3,784,466	581,662	3,418,002
Equity
Ordinary shares	¥ 248	$ 38	¥ 242
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	388,918,015	388,918,015	379,470,757	379,470,757
Ordinary shares, shares outstanding	388,918,015	388,918,015	379,470,757	379,470,757
Less: Treasury stock	¥ (185,419)	$ (28,498)	¥ (19,708)
Additional paid-in capital	9,013,793	1,385,395	8,855,991
Accumulated other comprehensive income	272,386	41,865	400,925
Accumulated deficit	(5,505,897)	(846,241)	(4,738,593)
Total Tuniu Corporation shareholders' equity	3,595,111	552,559	4,498,857
Total liabilities, redeemable noncontrolling interests and equity	¥ 7,379,577	$ 1,134,221	¥ 7,916,859
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized	780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued	371,544,515	371,544,515	362,097,257	362,097,257
Ordinary shares, shares outstanding	371,544,515	371,544,515	362,097,257	362,097,257
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500	17,373,500	17,373,500